CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ 825,406,545	$ 129,524,299	¥ (1,308,461,441)	¥ 774,475,992
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	8,135,552	1,276,646	11,915,528	11,379,697
Share-based compensation	88,434,772	13,877,346	80,140,138	157,116,095
Impairment of long-term investments				12,538,280
Loss (gain) from equity in affiliates	(3,341,862)	(524,411)	6,805,940	(17,457,899)
Loss (gain) from disposal of property and equipment	(180,537)	(28,330)	59,213	(2,389)
Provision for accounts receivable and contract assets	77,247,810	12,121,867	121,485,215	241,186,823
(Reversal of) provision for loan receivable from Xiaoying	76,395,168	11,988,069	227,210,026
(Reversal of) provision for credit losses on deposits to institutional cooperators	(8,291,421)	(1,301,105)	10,318,117
Impairment loss on deposits to institutional cooperators			960,000,000
Reversal of provision of credit losses for other financial assets	(1,223,360)	(191,972)	(975,040)
Fair value adjustments related to Consolidated Trusts	7,266,784	1,140,317	57,380,274	(64,162,533)
Change in fair value of financial guarantee derivative	170,338,993	26,729,905	163,670,115	246,371,828
Deferred tax expenses (benefits)	333,420,104	52,320,890	(142,551,916)	(164,911,933)
Other non-cash expenses (income)	(117,889)	(18,499)	(978,897)	247,954
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(411,420,820)	(64,560,904)	220,837,490	366,952,171
Deposits to institutional cooperators	(584,191,949)	(91,672,465)	(1,369,521,281)	(518,720,216)
Prepaid expenses and other current assets	21,232,196	3,331,795	123,901,899	(197,141,775)
Amount due from related party				20,000,000
Origination of loans held for sale				(8,056,664,647)
Sales and maturity of loans held for sale				8,362,184,896
Other non-current assets	162,653	25,524	265,846	299,925
Guarantee liabilities	(9,789,626)	(1,536,206)	(7,983,299)	(3,422,898)
Financial guarantee derivative	551,283,453	86,508,404	388,806,171	(608,084,177)
Accrued payroll and welfare	9,824,303	1,541,648	(28,867,642)	(29,815,450)
Other tax payable	146,468,684	22,984,133	14,991,468	(76,043,291)
Income tax payable	41,231,547	6,470,129	(265,078,543)	28,757,234
Deposit payable to channel cooperators	(460,000)	(72,184)	(87,451,225)	(25,118,739)
Accrued expenses and other current liabilities	(33,694,875)	(5,287,461)	102,802,015	64,392,936
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	449,171,181	70,484,763	(679,234,601)	600,566,742
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and intangible assets	(2,620,038)	(411,141)	(5,365,436)	(15,143,162)
Disposal of property and equipment	236,783	37,156	79,344	115,402
Purchase of financial investments	(112,843,800)	(17,707,655)	(6,000,000)
Collection of financial investments	36,000,000	5,649,186
Collection of long-term investments	40,000,000	6,276,873
Loan to a related party	(150,000,000)	(23,538,273)
Loan repayment from a related party	150,000,000	23,538,273
Purchase of short-term investment	(315,000,000)	(49,430,374)	(3,500,000)
Principle payment of loans at fair value	(2,238,372,299)	(351,249,458)	(4,016,159,473)	(4,938,191,061)
Principal collection of loans at fair value	3,427,158,051	537,795,884	5,155,380,196	2,253,437,828
Purchase of loans' earnings rights from related party				(380,000,000)
Collections of loans' earnings rights from related party	160,000,000	25,107,491	120,000,000
CASH USED IN INVESTING ACTIVITIES	(2,347,593,831)	(368,388,700)	(3,704,848,130)	(3,079,780,993)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	2,959,511	464,412	612,530	6,035,665
Acquisition of non-controlling interests	(1,200,000)	(188,306)
Cancelling of shares			(68,936)
Dividends to shareholders				(103,196,981)
Proceeds from short-term bank borrowings	266,500,000	41,819,665	511,545,000	203,000,000
Repayments of short-term bank borrowings	(450,545,000)	(70,700,342)	(161,000,000)	(401,000,000)
Cash received from institutional funding partners	2,052,099,474	322,019,187	5,707,175,065
Cash paid to institutional funding partners	(583,101,169)	(91,501,298)	(475,385,721)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,301,311,826	204,204,222	4,490,712,113	2,711,188,159
Effect of foreign exchange rate changes	(9,373,234)	(1,470,865)	(28,409,920)	10,622,885
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(606,484,058)	(95,170,583)	78,219,462	242,596,793
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	1,598,522,894	250,843,124	1,520,303,432	1,277,706,639
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	992,038,836	155,672,541	1,598,522,894	1,520,303,432
Supplemental disclosures of cash flow information:
Income taxes paid	30,958,576	4,858,076	107,751,825	43,052,057
Interest paid for bank borrowings	6,719,912	1,054,501	11,405,162	3,474,745
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	584,762,494		746,388,408	1,005,980,251
Restricted cash	407,276,342		852,134,486	514,323,181
Total cash and cash equivalents and restricted cash	992,038,836		1,598,522,894	1,520,303,432
Consolidated Partnerships
CASH FLOWS FROM INVESTING ACTIVITIES
Origination of loans receivables	(2,538,004,837)	(398,268,342)
Principal collection of loans receivables	915,305,038	143,631,334
CASH FLOWS FROM FINANCING ACTIVITIES
Cash received from investors and institutional funding partners	1,466,068,260	230,058,102
Consolidated Trusts
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	105,610,429	16,572,581	(19,795,471)	227,051,351
Changes in operating assets and liabilities:
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	155,272,678	24,365,672	(20,179,042)	123,521,027
CASH FLOWS FROM INVESTING ACTIVITIES
CASH USED IN INVESTING ACTIVITIES	(433,914,047)	(68,090,582)	1,139,220,723	(2,684,753,233)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash received from investors and institutional funding partners	454,490,000	71,319,399	1,537,760,000	4,313,060,000
Cash paid to investors and institutional funding partners	(1,905,959,250)	(299,086,597)	(2,629,925,825)	(1,306,710,525)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	14,599,010	2,290,904	(1,092,165,825)	3,006,349,475
Reconciliation to amounts on consolidated balance sheets:
Restricted cash	212,812,257		476,854,616
Xiaoying Credit Loans And Revolving Loans
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
(Reversal of) provision for loan receivable from Xiaoying	76,395,168	11,988,069	227,210,026	37,643,244
(Reversal of) provision for credit losses on deposits to institutional cooperators	76,395,168	11,988,069	227,210,026	37,643,244
Changes in operating assets and liabilities:
Loan receivable from Xiaoying Loans	(890,372,164)	(139,718,822)
CASH FLOWS FROM INVESTING ACTIVITIES
Origination of loans receivables	(1,755,301,405)	(275,445,094)	(5,746,369,142)
Sale and collection of loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans	35,848,676	5,625,440	797,086,381
Xiaoying Housing Loan
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for accounts receivable and contract assets	77,247,810	12,121,867	121,485,215	241,186,823
(Reversal of) provision for loan receivable from Xiaoying	(377,559)	(59,247)	17,993,570	23,430,641
Changes in operating assets and liabilities:
Loan receivable from Xiaoying Loans	¥ 35,784,679	$ 5,615,397	¥ 24,051,658	¥ 15,134,973